Financial instruments - fair values and risk management (Tables)	12 Months Ended
Dec. 31, 2022
Financial instruments - fair values and risk management.
Schedule of financial assets

	December 31,	December 31,
	2022	2021
Financial assets at amortized cost
Trade receivables	41,874	41,675
Cash and cash equivalents	86,774	142,802
Loans receivable	3,834	123
Other investments - current	35,547	—
Total	168,029	184,600

	December 31,	December 31,
	2022	2021
Financial assets measured at fair value
Other investments - current - fair value through profit or loss	14,818	—
Other investments - non-current - fair value through other comprehensive income	2,969	—
Other investments - non-current - fair value through profit or loss	14,934	—
Total	32,721	—

Schedule of financial liabilities

	December 31,	December 31,
	2022	2021
Financial liabilities not measured at fair value
Trade and other payables	30,521	26,573
Total	30,521	26,573

	December 31,	December 31,
	2022	2021
Financial liabilities measured at fair value
Put option liability	27,475	—
Share warrant obligation	13,035	22,029
Other non-current liabilities	577	—
Total	41,087	22,029

Schedule of maximum exposure to credit risk at the reporting date

	December 31,	December 31,
	2022	2021
Loan receivables	3,834	123
Trade receivables	41,874	41,675
Cash and cash equivalents	86,774	142,802
Other investments - current	50,365	—
Other investments - non-current	17,903	—

Schedule of contractual maturities of non-derivative financial liabilities

	Carrying	Contractual	3 months	Between	Between
December 31, 2022	amounts	cash flows	or less	3 – 12 months	1 – 5 years
Non-derivative financial liabilities
Lease liabilities	1,187	1,183	309	437	437
Trade and other payables	30,521	30,521	30,521	—	—
	31,708	31,704	30,830	437	437

	Carrying	Contractual	3 months	Between	Between
December 31, 2021	amounts	cash flows	or less	3 – 12 months	1 – 5 years
Non-derivative financial liabilities
Lease liabilities	1,934	1,942	313	453	1,176
Trade and other payables	26,573	26,573	26,573	—	—
	28,507	28,515	26,886	453	1,176

Schedule of contractual maturities of derivatives financial liabilities

	Carrying	Contractual	3 months	Between 3‑12	Between 1‑5
December 31, 2022	amounts	cash flows	or less	months	years
Derivative financial liabilities
Share warrant obligation	13,035	—	—	—	13,035
Put option liability	27,475	—	—	—	27,475
	40,510	—	—	—	40,510

	Carrying	Contractual	3 months	Between 3‑12	Between 1‑5
December 31, 2021	amounts	cash flows	or less	months	years
Derivative financial liabilities
Share warrant obligation	22,029	—	—	—	22,029
	22,029	—	—	—	22,029

Schedule of exposure to foreign currency risk

December 31, 2022	Euro	Russian Ruble	Armenian Dram	Kazakhstani Tenge
Assets
Loans receivable	476	—	39	—
Trade and other receivables	9,411	—	—	—
Cash and cash equivalents	17,057	1,078	26	95
	26,944	1,078	65	95
Liabilities
Lease liabilities	(1,053)	—	(134)	—
Trade and other payables	(8,017)	—	(614)	(33)
	(9,070)	—	(748)	(33)
Net exposure	17,874	1,078	(683)	62

December 31, 2021	Euro	Russian Ruble
Assets
Loans receivable	123	—
Trade and other receivables	9,493	3,571
Cash and cash equivalents	33,297	621
	42,913	4,192
Liabilities
Lease liabilities	(1,795)	(139)
Trade and other payables	(4,701)	(1,092)
	(6,496)	(1,231)
Net exposure	36,417	2,961

Schedule of sensitivity analysis

	Strengthening of US$	Weakening of US$ by
December 31, 2022	by 10%	10%
Euro	(1,787)	1,787
Russian Ruble	(108)	108
Armenian Dram	68	(68)
Kazakhstani Tenge	(6)	6
	(1,833)	1,833

	Strengthening of US$	Weakening of US$
December 31, 2021	by 10%	by 10%
Euro	(3,642)	3,642
Russian Ruble	(296)	296
	(3,938)	3,938

Schedule of reconciliation from the opening balances to the closing balances for financial liabilities based on Level 3 fair values

	Share warrant	Put option	Other non-
	obligation	liability	current
	(Note 4)	(Note 4)	liabilities
Balance at January 1, 2021 (August, 2021 for Share warrant obligation)	32,109	—	—

Net change in fair value	(10,080)	—	—
Balance at December 31, 2021	22,029	—	—

Balance at January 1, 2022	22,029	—	—
Initial recognition	—	23,309	2,555

Net change in fair value	(8,994)	3,800	(1,978)
Gain included in finance cost
Net change in fair value	—	366	—
Balance at December 31, 2022	13,035	27,475	577

Schedule of reconciliation from the opening balances to the closing balances for financial assets based on Level 3 fair values

Other
non-current
current assets
Balance at January 1, 2022
Purchases	4,422
Net change in fair value	(4,422)
Balance at December 31, 2022	—